STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
STOCKHOLDERS' EQUITY
Stock-based compensation
Grantees	Option Shares	Vesting Periods	Total Fair Value of Options	2019 Stock-Based Compensation Expense	Unrecognized expense at March 31, 2019
Consultants	1,280,000	July 25, 2018 to July 24, 2019	$682,240	$466,197	$216,043
Consultants	185,221	January 16, 2019 to January 15, 2022	$336,732	$23,150	$313,582
Chief Executive Officer	64,687	*	$42,761	$42,761	—
Total	1,529,908		$1,021,733	$532,108	$489,625

* Options were fully vested as of the grant date, as disclosed above.

Stock option activity
	Options	Weighted Average Exercise Price	Average Remaining Life
Outstanding and exercisable – March 31, 2019	918,020	0.68	9.43
Vested	280,352	0.74
Expired	—	—	—
Outstanding and exercisable – June 30, 2019	1,198,372	$0.69	5.13

	Options	Weighted Average Exercise Price	Average Remaining Life
Outstanding and exercisable – March 31, 2018	—	—	—
Vested	918,020	—	—
Expired	—	—	—
Outstanding and exercisable – March 31, 2019	918,020	$0.68	9.43